Unconsolidated Joint Ventures (Details 9) (Variable interest entity, not the primary beneficiary, Guarantee, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Loan
Guarantor Obligations
Guaranteed amount	$ 11,300
Number of mortgage loans guaranteed	3
NARE/Inland North Aurora I
Guarantor Obligations
Guaranteed amount	1,100
PTI Westfield LLC
Guarantor Obligations
Guaranteed amount	1,200
TDC Inland Lakemoor LLC
Guarantor Obligations
Guaranteed amount	$ 9,000